Share-based awards - Summary of Stock Option Activity (Details) - Employee Stock Option			9 Months Ended
	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2023 $ / shares shares
Options Outstanding Number of Shares
Outstanding at beginning of period (in shares) | shares			1,378,119
Granted (in shares) | shares			82,472
Exercised (in shares) | shares			(377,614)
Canceled/expired (in shares) | shares			(6,885)
Outstanding at end of period (in shares) | shares	1,076,092	1,378,119	1,076,092
Exercisable at end of period (in shares) | shares	804,953		804,953
Weighted Average Exercise Price
Outstanding at beginning of period (in USD per share) | $ / shares			$ 119.86
Granted (in USD per share) | $ / shares			232.48
Exercised (in USD per share) | $ / shares			96.67
Canceled/expired (in USD per share) | $ / shares			116.33
Outstanding at end of period (in USD per share) | $ / shares	$ 136.65	$ 119.86	136.65
Exercisable at end of period (in USD per share) | $ / shares	$ 113.75		$ 113.75
Weighted Average Remaining Contractual Life
Weighted average contractual term of options outstanding	4 years 5 months 12 days	4 years 8 months 8 days
Weighted average contractual term of options exercisable	3 years 10 months 28 days